                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07893
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             SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES PORTFOLIO
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               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
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               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 451-2010
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                      Date of fiscal year end: December 31
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                     Date of reporting period: June 30, 2003
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